PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Premier State Municipal Bond Fund, Colorado Series. For its semi-annual reporting period ended October 31, 1995, your Series' Class A and Class B shares produced total returns of 7.39% and 7.21%, respectively.* Tax-free income dividends of approximately $.349 per share for Class A shares and $.318 per share for Class B shares were paid.** This amounts to an annualized tax-free distribution rate per share of 5.09% for Class A shares and 4.85% for Class B shares.***
THE ECONOMY
    Concerns about lagging economic growth prompted the Federal Reserve Board to ease the Fed Funds rate in July. The bond market has been well ahead of the Federal Reserve in perceiving that inflation was under control. Long-term interest rates have fallen for nearly 12 months and, accordingly, bond investors have enjoyed significant price appreciation. Economic indicators remain mixed, some causing concern about possible recession, while others point toward continued expansion.
    During times of business uncertainty, attention often shifts to the consumer sector of the economy, particularly regarding the consumer's ability to spend. There are some indications that consumers are being pinched. There is little doubt that the economic recovery has been productivity-driven. That is, corporations have succeeded in paring expenses from their cost of doing business. With this reduction in overhead, bottom line profits have grown dramatically. Yet little of this corporate prosperity has spilled over into the consumer sector of the economy. Wages and salaries grew less than 3% over the past year, barely keeping pace with inflation. An additional consumer concern, new job creation, is at the slowest pace of the post-World War II era. Recent retail sales reports were the weakest since June 1991, when the economy was in recession. Also, there is worry that the coming holiday season will be a poor one for retailers, since debt-burdened consumers may spend cautiously.
    Yet, we believe there are also significant signs of continued growth. Despite indications of a potential slowdown in consumer spending, measures of consumer confidence remain high. Business capital spending and home-building activity have continued, providing substantial fuel for economic growth. Business investment in durable equipment, when calculated as a percentage of Gross Domestic Product (GDP), is at a 35-year high with no sign of a letup. No wonder industrial production is booming! And while job and wage growth is slow, the index of hours worked (a key determinant of GDP growth and income generation) is rising. Providing us additional confidence is the fact that the four-and-a-half-year recovery has been well balanced: corporate debt issuance has been moderate and the banking system is not overstretched.
    We are encouraged by the Federal Reserve's successful handling of several crises (Mexico, derivatives, Japanese banking), any one of which could have threatened the monetary system in the U.S. and/or abroad.
MARKET ENVIRONMENT
    The municipal bond market recovered strongly in 1995 as long-term interest rates fell. If economic conditions remain sluggish and Congress is able to arrive at an acceptable budget accord, there may be a good chance that the Fed will ease further. We believe this indicates a favorable outlook for bond markets in general, particularly with inflation under control. But inflation can only go so low, and we are wary that the bond market's strength may be counting too much on continued improvement on the price front. Thus, while we remain confident in this market environment, we are alert to the stimulatory effect of easing monetary policy and are watchful for any signs of rekindling inflation. Our primary task - to maximize current income exempt from Federal and Colorado State personal income taxes to the extent consistent with the preservation of capital - continues to guide our portfolio management decisions.

    While the municipal market and the Series have performed very well this year, results for municipal securities have been trailing other fixed income markets. Concerns about tax reform may be limiting investor enthusiasm for tax exempt securities. Since April, when serious tax reform proposals began to surface, the municipal rally has lagged, resulting in an increase in municipal yields as a percentage of comparable taxable bond yields. Today, long-term municipal bonds are yielding nearly 90% of U.S. Treasuries, which is a greater yield ratio than existed before the onset of talk about tax reform. While it could be years before an actual change in the tax code is adopted, the market's reaction so early in the proposal cycle suggests to us that the ultimate legislation, if any, may have a less radical effect on the market than feared.
THE PORTFOLIO
    During the reporting period, the sector composition of the portfolio remained relatively unchanged. Emphasis was placed on purchasing discount coupon bonds in a market environment which offered a limited number of new issues. These efforts were rewarded as the market continued to inch higher. The total return of each Class was further enhanced by additional price appreciation realized on existing holdings.
    The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and long-term focus. Solid market performance thus far in 1995 has rewarded the patient investor.
    Included in this report is a series of detailed statements about your Series' holdings and its financial condition. We hope they are informative. THE REORGANIZATION
    As you know, a special meeting of shareholders of the Premier State Municipal Bond Fund, Colorado Series was held on November 15, 1995. At this meeting, shareholders of the Colorado Series approved an Agreement and Plan of Reorganization whereby the Colorado Series will transfer all or substantially all of its assets, subject to liabilities, attributable to its Class A and Class B shares to the Premier Municipal Bond Fund in a tax-free exchange for corresponding Class A and Class B shares of the Premier Municipal Bond Fund (the "Exchange"). The Exchange is expected to occur on December 1, 1995, at which time shareholders of the Colorado Series will become shareholders of the Premier Municipal Bond Fund, and the Colorado Series will be terminated.
    We would like to thank you for your participation in the Colorado Series and for your confidence in The Dreyfus Corporation.
                          Very truly yours,
                      [Richard J. Moynihan signature logo]
                          Richard J. Moynihan
                          Director, Municipal Portfolio Management
November 16, 1995
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid, without taking into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares.
**Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Income may be subject to state and local taxes for non-Colorado residents.
***Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the maximum offering price per share in the case of Class A shares or net asset value per share in the case of Class B shares at the end of the period.


PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
STATEMENT OF INVESTMENTS                                                                            OCTOBER 31, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-100.0%                                                             AMOUNT           VALUE
                                                                                                 ------------      ----------
COLORADO-95.5%
Adams County, PCR, Refunding (Public Service Co. of Colorado Project)
    5.875%, 4/1/2014 (Insured; MBIA)........................................                       $ 200,000       $ 204,920
Arvada, Sales and Use Tax Revenue, Refunding and Improvement
    6.25%, 12/1/2012 (Insured; FGIC)........................................                         200,000         210,546
Colorado Board of Community Colleges and Occupational Education, Revenue
    (Red Rocks Community College Project) 6%, 11/1/2019 (Insured; AMBAC)....                         300,000         308,286
Colorado Health Facilities Authority, Revenues:
    Hospital (PSL Healthcare Systems Project) 6.875%, 2/15/2023.............                         500,000         563,935
    Refunding:
      (Boulder Community Hospital) 5.875%, 10/1/2023 (Insured; MBIA)........                         200,000         201,914
      (Vail Valley Medical Center Project) 6.50%, 1/15/2013.................                         200,000         205,258
    Refunding and Improvement (Shalom Park Project) 7%, 12/15/2015..........                         200,000         201,312
Colorado Housing Finance Authority, Single Family Program
    7.55%, 8/1/2023 (Insured; FHA)..........................................                         195,000         205,508
Colorado Springs, Utilities Revenue:
    6.75%, 11/15/2021.......................................................                         200,000         220,298
    Refunding 6.50%, 11/15/2015.............................................                         165,000         177,032
Colorado Technical Center, Metropolitan District Refunding
    6.20%, 12/1/2014 (LOC; Colorado National Bank) (a)......................                         200,000         199,322
Colorado Water Resource Power Development Authority, Clean Water Revenue
    6.30%, 9/1/2014.........................................................                         200,000         210,130
Cordillera Metropolitan District (Eagle County) 6.65%, 12/1/2015............                         200,000         207,798
Denver City and County, Airport Revenue 7%, 11/15/2025......................                         200,000         203,476
Garfield, Pitkin and Eagle Counties, School District Number 1
    9%, 12/15/2008 (Insured; MBIA)..........................................                         200,000         256,516
Lakewood, Multi-Family Housing Revenue, Mortgage
    6.55%, 10/1/2015 (Insured; FHA).........................................                         200,000         207,702
Metro Wastewater Reclamation District, Gross Revenue 6%, 4/1/2010...........                         200,000         207,130
Platte River Power Authority, Power Revenue, Refunding 6.125%, 6/1/2014.....                         200,000         205,626
Westminster, Sales and Use Tax Refunding, Revenue 6.25%, 12/1/2012 (Insured; FGIC)                   200,000         210,546
U.S. RELATED-4.5%
Puerto Rico Electric Power Authority, Power Revenue 6%, 7/1/2014 (Insured; FSA)                      200,000         205,936
                                                                                                                   ----------
TOTAL INVESTMENTS
    (cost $4,379,928).......................................................                                      $4,613,191
                                                                                                                  ===========



PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LOC         Letter of Credit
FGIC          Financial Guaranty Insurance Company               MBIA        Municipal Bond Investors Assurance
FHA           Federal Housing Administration                                  Insurance Company
FSA           Financial Security Assurance                       PCR         Pollution Control Revenue

SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (B)              OR          MOODY'S             OR         STANDARD & POOR'S                   PERCENTAGE OF VALUE
--------                           ---------                      ------------------                ---------------------
AAA                                Aaa                            AAA                                         39.2%
AA                                 Aa                             AA                                           26.6
A                                  A                              A                                             4.3
BBB                                Baa                            BBB                                          21.1
Not Rated (c)                      Not Rated (c)                  Not Rated (c)                                 8.8
                                                                                                              -------
                                                                                                              100.0%
                                                                                                             =========


NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Secured by letter of credit.
    (b) Fitch currently provides creditworthiness information for a limited number of investments.
    (c) Securities which, while not rated by Fitch, Moody's or Standard and Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Series may invest.





See independent accountants' review report and notes to financial statements.







PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
STATEMENT OF ASSETS AND LIABILITIES                                                                 OCTOBER 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $4,379,928)-see statement.......................................                                       $4,613,191
    Interest receivable.....................................................                                           89,059
    Prepaid expenses........................................................                                           23,732
    Due from The Dreyfus Corporation........................................                                            1,556
                                                                                                                    ----------
                                                                                                                    4,727,538
LIABILITIES:
    Due to Distributor......................................................                        $ 2,435
    Due to Custodian........................................................                        123,264
    Payable for shares of Beneficial Interest redeemed......................                        531,499
    Accrued expenses........................................................                         39,753             696,951
                                                                                                    --------          ----------
NET ASSETS  ................................................................                                         $4,030,587
                                                                                                                    ============
REPRESENTED BY:
    Paid-in capital.........................................................                                         $3,825,163
    Accumulated net realized (loss) on investments..........................                                            (27,839)
    Accumulated net unrealized appreciation on investments-Note 3...........                                            233,263
                                                                                                                    ----------
NET ASSETS at value.........................................................                                         $4,030,587
                                                                                                                    ============

Shares of Beneficial Interest outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                            85,872
                                                                                                                    ============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                            224,259
                                                                                                                    ============
NET ASSET VALUE per share:
    Class A Shares
      ($1,115,548 / 85,872 shares)..........................................                                            $12.99
                                                                                                                      ========
    Class B Shares
      ($2,915,039 / 224,259 shares).........................................                                            $13.00
                                                                                                                      ========




See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
STATEMENT OF OPERATIONS                                                           SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $136,007
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $  12,291
      Shareholder servicing costs-Note 2(c).................................                         11,508
      Distribution fees (Class B shares)-Note 2(b)..........................                          8,361
      Prospectus and shareholders' reports..................................                          3,830
      Organization expenses.................................................                          3,135
      Legal fees............................................................                          2,613
      Registration fees.....................................................                          1,750
      Auditing fees.........................................................                          1,284
      Custodian fees........................................................                            429
      Trustees' fees and expenses-Note 2(d).................................                             17
      Miscellaneous.........................................................                          3,421
                                                                                                   --------
                                                                                                     48,639
      Less-expense reimbursement from Manager due to
          undertakings-Note 2(a)............................................                         25,708
                                                                                                   --------
            TOTAL EXPENSES..................................................                                           22,931
                                                                                                                    ---------
            INVESTMENT INCOME-NET...........................................                                          113,076
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                        $ 2,354
    Net unrealized appreciation on investments..............................                        193,557
                                                                                                   --------
            NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................                                          195,911
                                                                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $308,987
                                                                                                                     ==========






See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
STATEMENT OF CHANGES IN NET ASSETS
                                                                                      YEAR ENDED               SIX MONTHS ENDED
                                                                                       APRIL 30,              OCTOBER 31, 1995
                                                                                        1995*                   (UNAUDITED)
                                                                                     ------------              --------------
OPERATIONS:
    Investment income-net...................................................          $ 170,903                 $   113,076
    Net realized gain (loss) on investments.................................           (30,193)                       2,354
    Net unrealized appreciation on investments for the period...............            39,706                      193,557
                                                                                     ------------              --------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................            180,416                     308,987
                                                                                     ------------              --------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net:
      Class A shares........................................................            (46,233)                    (30,374)
      Class B shares........................................................           (124,670)                    (82,702)
                                                                                     ------------              --------------
          TOTAL DIVIDENDS...................................................           (170,903)                    (113,076)
                                                                                     ------------              --------------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold:
      Class A shares........................................................           2,423,449                    215,087
      Class B shares........................................................           4,771,752                    350,545
    Dividends reinvested:
      Class A shares........................................................              27,461                     16,621
      Class B shares........................................................              77,605                     54,074
    Cost of shares redeemed:
      Class A shares........................................................         (1,455,718)                   (169,324)
      Class B shares........................................................         (1,651,519)                   (834,870)
                                                                                     ------------              --------------
          INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
            INTEREST TRANSACTIONS...........................................          4,193,030                   (367,867)
                                                                                     ------------              --------------
            TOTAL INCREASE (DECREASE) IN NET ASSETS.........................          4,202,543                    (171,956)
NET ASSETS:
    Beginning of period.....................................................            ---                       4,202,543
                                                                                     ------------              --------------
    End of period...........................................................        $ 4,202,543                  $ 4,030,587
                                                                                    ============                ==============

                                                                                        SHARES
                                                   ----------------------------------------------------------------------------
                                                                   CLASS A                                  CLASS B
                                                   ----------------------------------      ------------------------------------
                                                   YEAR ENDED          SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED
                                                    APRIL 30,           OCTOBER 31, 1995        APRIL 30,       OCTOBER 31, 1995
                                                       1995*             (UNAUDITED)              1995*           (UNAUDITED)
                                                   -------------         -------------          -----------       -----------
CAPITAL SHARE TRANSACTIONS:
    Shares sold........................               196,569              17,055                386,112             27,515
    Shares issued for dividends reinvested              2,240               1,298                  6,325              4,225
    Shares redeemed....................              (118,096)            (13,194)              (135,152)           (64,766)
                                                   -------------         -------------          -----------       -----------
      NET INCREASE (DECREASE) IN SHARES
          OUTSTANDING..................                80,713               5,159                257,285            (33,026)
                                                   -===========-        ==============         ==========        =============
    * From May 6, 1994 (commencement of operations) to April 30, 1995.
See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.

                                                               CLASS A SHARES                       CLASS B SHARES
                                                   -----------------------------------    ----------------------------------
                                                 YEAR ENDED             SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED
                                                  APRIL 30,             OCTOBER 31, 1995       APRIL 30,        OCTOBER 31, 1995
                                                  1995(1)                 (UNAUDITED)           1995(1)           (UNAUDITED)
                                                 -------------            --------------      -------------      -------------
PER SHARE DATA:
    Net asset value, beginning of period..         $12.50                    $12.43               $12.50             $12.43
                                                   ------                    ------               ------             ------
    INVESTMENT OPERATIONS:
    Investment income-net.................           .76                       .35                   .69                .32
    Net realized and unrealized gain (loss)
     on investments.........................         (.07)                     .56                  (.07)               .57
                                                   ------                    ------               ------             ------
      TOTAL FROM INVESTMENT OPERATIONS....           .69                       .91                   .62                .89
                                                   ------                    ------               ------             ------
    DISTRIBUTIONS;
    Dividends from investment income-net..          (.76)                     (.35)                 (.69)             (.32)
                                                   ------                    ------               ------             ------
    Net asset value, end of period........         $12.43                    $12.99                $12.43            $13.00
                                                   ------                    ------               ------             ------
TOTAL INVESTMENT RETURN(2)(3).............          5.83%                     14.66%                5.26%             14.30%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets(3)       --                        .67%                  .50%              1.14%
    Ratio of net investment income to
      average net assets(3)...............           6.20%                    5.39%                 5.58%             4.93%
    Decrease reflected in above expense ratios
       due to undertakings by the Manager(3)..      1.99%                     1.13%                 1.97%             1.15%
    Portfolio Turnover Rate(4)............        21.81%                     11.09%                21.81%            11.09%
    Net Assets, end of period (000's Omitted)      $1,003                    $1,116                $3,199            $2,915
    (1) From May 6, 1994 (commencement of operations) to April 30, 1995.
    (2) Exclusive of sales load.
    (3) Annualized.
    (4) Not annualized.




See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Premier State Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering fifteen series including the Colorado Series (the "Series"). Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    As of October 31, 1995, Major Trading Corporation, a subsidiary of Mellon Bank Investments Corporation, held 30,902 shares of Class A and 30,678 shares of Class B. Mellon Bank Investments Corporation is a subsidiary of Mellon Bank.
    On July 19, 1995, the Board of Trustees approved, subject to approval by the shareholders of the Colorado Series, an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the assets and liabilities of the Series in a tax free exchange for shares of beneficial interest of the Premier Municipal Bond Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of the Series on November 15, 1995, and became effective after the close of business on December 1, 1995 at which time the Premier Municipal Bond Fund issued 76,690.749 Class A shares valued at $14.57 per share and 109,356.786 Class B shares valued at $14.57 per share to the respective Class A and Class B shareholders of the Series.
    With respect to the Series 88,330.767 Class A shares valued at $12.65 per share and 125,855.321 Class B shares valued at $12.66 per share representing combined net assets of $2,709,921, were exchanged for the respective Class A and Class B shares of the Premier Municipal Bond Fund.
    The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
    The Series offers both Class A and Class B shares. Class A shares are subject to a sales charge imposed at the time of purchase and Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within five years of purchase. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: The Series' investments (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities
PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) of comparable quality, coupon, maturity and type;
indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Series follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Series.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Series to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Series not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal
Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Series has an unused capital loss carryover of approximately $563 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 1995. The carryover does not include net realized securities losses from November 1, 1994 through April 30, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, the carryover expires in fiscal 2003.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .55 of 1% of the average daily value of the Series' net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Series' aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Series for any full fiscal year. However, the Manager had undertaken from May 1, 1995 through September 21, 1995 to reduce the management fee, shareholder services plan fees and reimburse such excess expenses paid by the
PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
Series, to the extent that the Series' aggregate expenses (excluding 12b-1 distribution plan fees and certain expenses as described above) exceeded specified annual percentages of the Series' average daily net assets. The Manager has currently undertaken from September 22, 1995 through April 30, 1996 to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (excluding 12b-1 distribution plan fees and certain expenses as described above) exceed an annual rate of 1.25 of 1% of the average daily value of the Series' net assets. The expense reimbursement, pursuant to the undertakings, amounted to $25,708 for the six months ended October 31, 1995.
    The undertaking may be modified by the Manager from time to time, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (B) Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund pays the Distributor for distributing the Series' Class B shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares. During the six months ended October 31, 1995, $8,361 was charged to the Series pursuant to the Class B Distribution Plan.
    (C) Under the Shareholder Services Plan, the Series pays the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A and Class B shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Series and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. For the six months ended October 31, 1995, $1,406 and $4,181 were charged to Class A and Class B shares, respectively, by the Distributor pursuant to the Shareholder Services Plan.
    (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities amounted to $1,495,402 and $1,282,583, respectively, for the six months ended October 31, 1995, and consisted entirely of long-term and short-term municipal investments.
    At October 31, 1995, accumulated net unrealized appreciation on investments was $233,263, consisting of $233,941 gross unrealized appreciation and $ 678 gross unrealized depreciation.
    At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
PREMIER STATE MUNICIPAL BOND FUND, COLORADO SERIES
    We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Premier State Municipal Bond Fund, Colorado Series (one of the Series constituting the Premier State Municipal Bond Fund) as of October 31, 1995 and the related statements of operations and changes in net assets and financial highlights for the six month period ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets and financial highlights for the period from May 6, 1994 (commencement of operations) to April 30, 1995 and in our report dated June 6, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                     [Ernst & Young LLP signature logo]

New York, New York
December 7, 1995


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PREMIER STATE MUNICIPAL
BOND FUND, COLORADO SERIES
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940



Further information is contained
in the Prospectus, which must
precede or accompany this report.






Printed in U.S.A.                      075/374/SA9510
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Semi-Annual Report
Premier State
Municipal Bond Fund
Colorado Series
October 31, 1995
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